The breakdown, by currency, of the balance of this account is as follows: (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Marketable Debt Securities
Real	R$ 66,084,725	R$ 47,490,706	R$ 64,987,092
US dollar	12,952,068	9,384,808	8,715,382
Total	R$ 79,036,792	R$ 56,875,514	R$ 73,702,474
Real	0.015	0.025	0.050
US dollar	0.057	0.052	0.041
Total	0.035	0.039	0.045